Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Cash Dividends [Abstract]
Dividends
Dividends declared during the year were as follows:

	2018				2017
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$235,440		$0.5011		$185,915		$0.4660
Series A preferred shares	C$	5,400	C$	1.1250	C$	5,400	C$	1.1250
Series D preferred shares	C$	5,000	C$	1.2500	C$	5,000	C$	1.2500